Equity accounted investments	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Equity accounted investments	18. Equity-accounted investments

Significant accounting judgements and estimates
Joint arrangements
Judgement is required to determine when the Group has joint control, which requires an assessment of the relevant activities and when the decisions in relation to those activities require unanimous consent. The Group has determined that the relevant activities for its joint arrangements are those relating to the operating and capital decisions of the arrangement, such as the approval of the budget and the capital expenditure programme for each year, and appointing, remunerating and terminating the key management personnel or service providers of the joint arrangement. The considerations made in determining joint control are similar to those necessary to determine control over subsidiaries.
Judgement is also required to classify a joint arrangement as either a joint operation or a joint venture. Classifying the arrangement requires the Group to assess their rights and obligations arising from the arrangement. Specifically, it considers:
•The structure of the joint arrangement – whether it is structured through a separate vehicle
•When the arrangement is structured through a separate vehicle, the Group also considers the rights and obligations arising from:
–the legal form of the separate vehicle
–the terms of the contractual arrangement
This assessment often requires significant judgement, and a different conclusion on joint control and also whether the arrangement is a joint operation or a joint venture may materially impact the accounting.
Carrying value of Mimosa and related mineral reserves and mineral resources estimates
The Group reviews and tests the carrying value when events or changes in circumstances suggest that the carrying amount may not be recoverable by comparing expected future cash flows to the carrying value. Expected future cash flows used to determine the value in use and fair value less costs to sell of Mimosa are inherently uncertain and could materially change over time. These are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as spot and future
PGM prices, discount rates, foreign currency exchange rates, estimates of costs to produce reserves and future capital expenditure.
Mimosa functional currency
The functional currency of Mimosa, which is domiciled in Zimbabwe, has been determined as US dollar. During 2024, the Zimbabwean government introduced a new gold-backed currency replacing the Zimbabwean dollar, referred to as the Zimbabwe Gold (ZiG). As a result of this change, management reassessed whether there is a change in the functional currency of Mimosa. This assessment depends on the primary economic environment in which the company operates, which is considered to be the environment in which it generates and expends cash. These considerations include the currency primarily influencing sales prices, the country whose competitive forces and regulations mainly determine sales prices and the currency that influences labour, material and other costs of production. Judgements and assumptions made in determining the functional currency may have a significant impact on the results presented for the Group.
The determining factors in the above assessment were:
•The currency that mainly influences sales prices: Sales are invoiced and settled in US dollar
•The currency of the country whose competitive forces and regulations mainly determine the sales prices: The competitive forces and regulations of the US primarily influences sales prices
•The currency that mainly influences labour, material and other costs: The majority of operating costs are settled in US dollar
Accounting policy
The Group’s interest in equity-accounted investees comprise interests in associates and joint ventures.
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. Joint ventures are arrangements in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in associates and joint ventures are accounted for using the equity method. The interests are initially recognised at cost using the same principles as with business combinations. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of profit or loss and other comprehensive income of equity-accounted investees until the date on which significant influence or joint control ceases. For so-called farm-in/farm-out arrangements where another party is earning into a joint venture, the Group does not recognise any expenses incurred by the other participant to the arrangement and no equity accounted earnings are recognised until the farm-in/farm-out arrangement is completed.

Results of associates and joint ventures are equity-accounted using the results of their most recent audited annual financial statements or unaudited management accounts. Any losses from associates are brought to account in the consolidated financial statements until the interest in such associates is written down to zero. The interest includes any long-term interests that in substance form part of the entity’s net investment in the equity-accounted investee, for example long-term receivables for which settlement is neither planned nor likely to occur in the foreseeable future. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such associates.
The carrying value of an equity-accounted investment represents the cost of the investment, including goodwill, the proportionate share of the post-acquisition retained earnings and losses, any other movements in reserves, any impairment losses and loans to or from the equity-
accounted investee. The carrying value together with any long-term interests that in substance form part of the net investment in the equity-accounted investee is assessed annually for existence of indicators of impairment and if such exist, the carrying amount is compared to the recoverable amount, being the higher of value in use or fair value less costs to sell. If an impairment in value has occurred, it is recognised in the period in which the impairment arose. Indicators of impairment include a significant or prolonged decline in the investments fair value below its carrying value.

The Group holds the following equity-accounted investments:

Figures in million – SA rand	Notes	2025	2024	2023
Rand Refinery[1]	18.1	1,282	766	660
Mimosa[2]	18.2	3,784	4,920	5,146
Peregrine[2]	18.3	1,191	1,260	1,247
Other equity-accounted investments[3]		303	377	95
Total equity-accounted investments		6,560	7,323	7,148
1Associate
2Joint venture
3Includes the Group's investment in Glint Incorporated (associate) acquired during 2022. The investment has a carrying value of R77 million (2024: R118 million, 2023:
R92 million) at 31 December 2025. The balance also includes the Group's equity-accounted investments in Mexico and India, acquired through the Reldan business combination (see note 16.2) which has a combined carrying value of R223 million (2024: R258 million) at 31 December 2025
18.1 Rand Refinery
Sibanye-Stillwater has a 44.4% interest in Rand Refinery Proprietary Limited (Rand Refinery), a company incorporated in South Africa, which is involved in the refining of bullion and by-products sourced from, inter alia, South African and foreign gold producing mining companies.
Rand Refinery is accounted for using the equity method.
The movement in the equity-accounted investment in Rand Refinery for the year is as follows:

Figures in million – SA rand	2025	2024	2023
Balance at beginning of the year	766	660	578
Share of results of equity-accounted investee after tax[1]	516	327	315
Dividends received	—	(221)	(233)
Balance at end of the year	1,282	766	660
1Since Rand Refinery has a 31 August year end, it is equity-accounted based on its latest management accounts for the period ended 30 November
The Group’s interest in the summarised financial statements of Rand Refinery is as follows:

Figures in million – SA rand	2025	2024	2023
Revenue	2,644	2,129	1,738
Total comprehensive income	1,140	735	708
Non-current assets	923	803	761
Current assets	2,956	2,238	1,890
Non-current liabilities	(103)	(117)	(44)
Current liabilities	(752)	(529)	(688)
Net assets (100%)	3,024	2,395	1,919
Reconciliation of the total investment in Rand Refinery with attributable net assets:
Net assets (44.4%)	1,344	1,065	853
Dividend received[1]	—	(221)	(116)
Fair value adjustment[2]	(36)	(36)	(36)
Reconciling items[3]	(26)	(42)	(41)
Total investment in Rand Refinery	1,282	766	660
1The dividend received relates to the dividend received from Rand Refinery after 30 November. The total dividend received for 2024 amounted to R221 million  (2023:
R233 million)
2The investment in equity-accounted investee was fair valued at 1 July 2002, the date when significant influence was obtained
3Reconciling items relate to adjustments on consolidation of DRDGOLD’s interest in Rand Refinery
18.2 Mimosa
Sibanye-Stillwater has a 50% interest in Mimosa Investments Limited (Mimosa), which owns and operates the Mimosa mine. The mine produces platinum and is situated in Zimbabwe.
The movement in the equity-accounted investment in Mimosa for the year is as follows:

Figures in million – SA rand	Note	2025	2024	2023
Balance at the beginning of the year		4,920	5,146	6,650
Share of results of equity-accounted investee after tax		(148)	(97)	(1,479)
Impairment	10	(64)	—	(423)
Dividends received		(359)	(180)	(208)
Foreign currency translation		(565)	51	606
Balance at end of the year		3,784	4,920	5,146
The Group’s interest in the summarised financial statements of Mimosa is as follows:

Figures in million – SA rand	2025	2024	2023
Revenue	7,225	6,207	6,433
Amortisation and depreciation	(824)	(667)	(951)
Interest income	28	12	64
Finance expense	(116)	(89)	(56)
Income and royalty tax	(400)	(374)	554
Income tax	(90)	(112)	820
Royalty tax	(310)	(262)	(266)
Profit or loss	(296)	(194)	(2,957)
Other comprehensive income	(1,129)	101	1,213
Total comprehensive income	(1,425)	(93)	(1,744)
Non-current assets	4,268	6,062	5,675
Property, plant and equipment[1]	4,268	6,062	5,675
Right-of-use assets	—	—	—
Current assets	6,323	6,406	6,997
Cash and cash equivalents	878	274	770
Other current assets	5,445	6,132	6,227
Non-current liabilities	(1,106)	(1,216)	(1,037)
Non-current financial liabilities[2]	—	—	—
Other non-current liabilities	(1,106)	(1,216)	(1,037)
Current liabilities	(942)	(573)	(403)
Current financial liabilities[2]	(942)	(573)	(403)
Other current liabilities	—	—	—
Net assets (100%)	8,543	10,679	11,232
Reconciliation of the total investment in Mimosa with attributable net assets:
Net assets (50%)	4,272	5,340	5,616
Impairment of investment in Mimosa	(64)	—	(423)
Reconciling items[3]	(424)	(420)	(47)
Total investment in Mimosa	3,784	4,920	5,146
1The Group impaired the property, plant and equipment of Mimosa at 31 December 2025 (see note 10) which amounted to R1,071 million (2023: R3,728 million of which the
Group's 50% share amounted to R535 million (2023: R1,864 million) amounting to R461 million (2023:R1,384 million) net of tax (see note 12.3))
2Non-current and current financial liabilities (excluding trade and other payables and provisions) were zero for all periods presented
3The reconciling items include the difference between the carrying amount and fair value of the Mimosa’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign joint venture
Repatriation of funds from Zimbabwe is subject to regulatory approval in Zimbabwe.
18.3 Peregrine
On 29 June 2018, Sibanye-Stillwater announced that it had entered into an agreement with Regulus Resources Inc. (Regulus) and a newly formed subsidiary of Regulus, Aldebaran, creating a strategic partnership in order to unlock value at its Altar copper-gold project in San
Juan Province, Argentina (Altar Project), currently held in the US PGM operations. Under the terms of the agreement, Stillwater Canada LLC, an indirect, wholly-owned subsidiary of Sibanye-Stillwater (Stillwater Canada), entered into an option and joint venture agreement with
Aldebaran, whereby Aldebaran has the option to earn into a maximum 80% interest in a wholly-owned subsidiary of Stillwater Canada,
Peregrine Metals Limited (Peregrine) which owns the Altar Project (Arrangement Agreement).
The consideration for Aldebaran to acquire up to an 80% interest in the Altar Project, included:
•An upfront cash payment of US$15 million to Sibanye-Stillwater on closing of the Arrangement Agreement
•19.9% of the shares of Aldebaran
•A commitment from Aldebaran to carry the next US$30 million of exploration spend at the Altar Project over a maximum of five years(inclusive of 2018 drilling that was conducted between February and May of 2018) as an initial earn-in of a 60% interest in the Altar
Project (the Initial Earn-in)
Pursuant to the Arrangement Agreement, Aldebaran also received the right to elect to earn-in an additional 20% interest in the Altar
Project by spending an additional US$25 million exploration expenditure over a three-year period following the Initial Earn-in.
Peregrine was a subsidiary of Stillwater Canada. On 25 October 2018, Aldebaran issued an aggregate of 15,449,555 Aldebaran shares to
Sibanye-Stillwater, representing 19.9% of the current 77,635,957 issued and outstanding Aldebaran shares, and made an upfront cash payment of US$15 million to Sibanye-Stillwater in accordance with the Arrangement Agreement. From this date, Stillwater Canada and
Aldebaran act together to direct the relevant activities of and, therefore, collectively control Peregrine. As a result of the loss of control,
Peregrine was derecognised as a subsidiary and accounted for as an equity-accounted investment. On 14 August 2023, Aldebaran successfully completed the Initial Earn-in and elected to earn-in an additional 20% in Peregrine over a three-year period for an additional exploration expenditure of US$25 million. On 15 April 2025, the additional earn-in process was completed which meant that the farm-in/
farm-out arrangement ceased and the Group commenced equity-accounting its remaining 20% share in Peregrine prospectively from this date.
On 7 November 2024, Aldebaran announced that they have entered into a joint venture agreement with Nuton Holdings Limited (Nuton), which has subsequently been terminated at the end of 2025. Under the terminated agreement, Nuton could have acquired a 20% indirect interest in the Altar Project by making staged payments totalling US$250 million. Final payment in terms of the agreement was expected to be made in 2026 if Nuton agreed to proceed. At 31 December 2025, the Group had a 20% (2024: 40%, 2023: 40%) legal interest in Peregrine.
The equity-accounted investment in Peregrine movement for the year is as follows:

Figures in million – SA rand	Note	2025	2024	2023
Balance at the beginning of the year		1,260	1,247	1,160
Additions		91	—	—
Share of results of equity-accounted investee after tax		(7)	—	—
Impairment of loan to Peregrine	10	—	—	(18)
Foreign currency translation		(153)	13	105
Balance at end of the year		1,191	1,260	1,247
The Group’s interest in the summarised financial statements of Peregrine is as follows:

Figures in million – SA rand	2025	2024	2023
Non-current assets	596	2,859	2,830
Current assets	74	—	—
Non-current liabilities	(679)	(10)	(9)
Current liabilities	(46)	—	—
Net assets (100%)	(55)	2,849	2,821
Reconciliation of the total investment in Peregrine with attributable net assets:
Net assets (20%)[1]	(11)	570	564
Reconciling items[2]	1,202	690	683
Total investment in Peregrine	1,191	1,260	1,247
1For comparative periods, disclosed on the basis that Aldebaran would successfully complete their earn-in obligation in terms of the agreement as described above. The earn-in was successfully completed during 2025
2The reconciling items include the difference between the carrying amount and fair value of the Peregrine’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign equity-accounted investment. This also includes the dilution in the interest resulting from the earn-in requirements as well as movements in net assets during the farm-in/farm-out period during which equity-accounting was suspended
18.4 Cash additions to equity-accounted investments
The table below summarises the cash paid during the year for investments in equity-accounted investees:

Figures in million – SA rand	2025	2024	2023
Century	—	—	(373)
Peregrine	(91)	—	—
Glint	—	(35)	(23)
Total cash paid	(91)	(35)	(396)